Statements Of Consolidated Comprehensive Income (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Statements Of Consolidated Comprehensive Income [Abstract]
Cash flow hedges - derivative value net loss recognized in net income, tax benefit					$ 1	$ 1	$ 1
Defined benefit pension plans- net tax benefit					$ 4	$ 33	$ 11